Segment Reporting - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 24,677	$ 31,196	$ 32,632
Finance and interest income	1,235	1,359	1,204
Net revenues	25,912	32,555	33,836
Depreciation and amortization	699	731	690
Expenditures for long-lived assets	656	1,022	1,227
Agricultural equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	11,025	15,204	16,763
Depreciation and amortization	303	288	269
Expenditures for long-lived assets	308	408	542
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,542	3,346	3,258
Depreciation and amortization	70	85	77
Expenditures for long-lived assets	47	65	72
Commercial Vehicles Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	9,542	10,888	11,278
Depreciation and amortization	198	209	185
Expenditures for long-lived assets	182	391	458
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	3,560	4,464	4,412
Depreciation and amortization	123	144	159
Expenditures for long-lived assets	112	136	148
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	24,677	31,198	32,661
Finance and interest income	201	258	271
Net revenues	24,878	31,456	32,932
Depreciation and amortization	694	725	686
Expenditures for long-lived assets	653	1,005	1,220
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	24,677	31,198	32,661
Depreciation and amortization	694	725	686
Expenditures for long-lived assets	653	1,005	1,220
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(1,992)	(2,704)	(3,050)
Industrial Activities [Member] | Corporate Non Segment
Segment Reporting Information [Line Items]
Depreciation and amortization		(1)	(4)
Expenditures for long-lived assets	4	5
Financial services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	1,603	1,828	1,679
Net revenues	1,603	1,828	1,679
Depreciation and amortization	5	6	4
Expenditures for long-lived assets	3	17	7
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	1,603	1,828	1,679
Depreciation and amortization	5	6	4
Expenditures for long-lived assets	3	17	7
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Finance and interest income	$ (368)	$ (471)	$ (504)